Revenue Recognition - Schedule of Trading Gains (Losses) Breakdown (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trading Gain (Loss) Breakdown [Abstract]
CFD trading (losses) gains	$ (11)	$ 299,561
TRS trading (losses) gains	(3,641,503)	430,823
OTC stock option trading gains	4,950	4,389,223
Other trading gains	100	6,382
Total	$ (3,636,464)	$ 5,125,989